INCOME TAX (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Non-capital Loss	$ 7,645,500	$ 7,343,728
Capital Losses	29,629	29,629
Property And Equipment	100,490	100,490
Unrecognized Deductible Temporary Differences	$ 7,775,619	$ 7,473,847